Note 8 - Earnings Per Share - Restricted Stock Units (Details) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Restricted Stock Units (RSUs) [Member]
Restricted Stock Units (in shares)	12,400	48,049